Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Miscellaneous current liabilities [abstract]
VAT Payables	$ 70	$ 71
Accruals for personnel related expenses	9,624	12,483
Other	1,189	1,177
Total	$ 10,884	$ 13,731